Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Description of Business
Description of Business

1.    Description of Business

DraftKings Inc. (the “Company” or “DraftKings”) was incorporated in Delaware on December 31, 2011. The Company provides online and retail sports wagering offerings, online daily fantasy sports contests, and online casino games. The Company is headquartered in Boston, MA. The Company began accepting users in the United States and Canada in 2012; the United Kingdom in 2016; Germany, Malta, Netherlands, Ireland, and Austria in 2017; and Australia in 2018.

In May 2018, the Supreme Court (the “Court”) struck down on constitutional grounds the Professional and Amateur Sports Protection Act of 1992 (“PASPA”), a law that prohibited most states from authorizing and regulating sports betting. Since the Court’s decision, states have moved quickly to legalize and regulate sports betting. U.S. jurisdictions with statutes legalizing statewide online sports betting as of March 31, 2020 are Nevada, New Jersey, West Virginia, Pennsylvania, Indiana, Iowa, Tennessee, New Hampshire, Oregon, Colorado, Michigan, Illinois, Puerto Rico, Washington, D.C, and Rhode Island. States and territories authorizing and regulating sports betting at specific retail locations are Nevada, New York, North Carolina, Illinois, Iowa, Indiana, New Hampshire, Washington, D.C., New Jersey, West Virginia, Mississippi, Montana, Rhode Island, Delaware, Pennsylvania, Arkansas, Puerto Rico, Michigan, Washington, and Colorado. Several states have enacted laws authorizing sports wagering on the Internet or in retail locations, but operations have not yet begun. As of March 31, 2020, the Company operates Internet sports betting in Indiana, Iowa, New Hampshire, New Jersey, Pennsylvania, and West Virginia, and has retail sportsbooks in Mississippi, New York, New Jersey and at three locations in Iowa as well. The Company also has an online casino product in New Jersey and laws have been passed authorizing online casinos in Pennsylvania, Michigan and West Virginia. The Company also has multi-state agreements in place to expand operations upon the passing of the appropriate laws and regulations and the receipt of the appropriate license. Following the end of the quarter DraftKings began operations of its online sportsbook in Colorado and online casino product in Pennsylvania.

On December 22, 2019, the Company became a party to a business combination agreement (as amended, the “BCA” or the “Business Combination Agreement”, and the transactions contemplated thereby, the “Business Combination”) with Diamond Eagle Acquisition Corp. (“DEAC”), SBTech (Global) Limited (“SBTech”), DEAC NV Merger Corp. (“DEAC Nevada”), DEAC Merger Sub Inc. (“Merger Sub”) and certain other parties thereto. On April 23, 2020, the parties to the BCA consummated the transactions contemplated thereby, and DraftKings and SBTech are now wholly-owned subsidiaries of DEAC Nevada, subsequently renamed “DraftKings Inc.” The Business Combination is further described in Note 17.

Recently, the outbreak of the novel coronavirus (“COVID-19”) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The COVID-19 pandemic and government responses are creating disruption in global supply chains and adversely impacting many industries. The outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate material adverse impact of COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial information.

The direct impact on the business of DraftKings beyond disruptions in normal business operations in several offices is primarily through the suspension, postponement and cancellation of major sports seasons and sporting events. Typically, during the March and April time periods, DraftKings would have significant user interest and activity in the Sportsbook product offerings for sporting events across the major European Soccer competitions, NBA, NCAA college basketball tournament, the Masters golf tournament and the NHL. The status of all of these sporting events is that they are postponed or unknown as to when they will restart, including whether the NBA season will be completed either in part or in its entirety on a delayed schedule. In particular, these changes have reduced customers’ use of, and spending on, the Company’s product offerings, and have caused the Company to issue refunds for canceled events. Additionally, retail casinos where the Company has a branded Sportsbook have closed. The Company’s revenues vary based on major sports seasons and sporting events, which will not generate as much revenue as they would have without the cancellation or postponements in the wake of COVID-19. However, with respect to product offerings that do not rely on major sports seasons and sporting events, such as iGaming, the Company expects to continue to generate revenue. DraftKings is also innovating to generate more content that does not rely on major sports seasons and sporting events, for example, products that allow people to wager on events such as eSports such as simulated NASCAR and League of Legends. In March 2020, DraftKings drew down substantially all of its revolving credit facility (see Note 6) in order to provide financial flexibility at a moment when there were many uncertainties from the impact of COVID-19, including potential limits on its access to financial and capital markets.

During this period, the Company began managing the variable portion of its cost structures to better align with revenue, including cost of goods sold related to consumer spending on sporting events. The Company also reduced external marketing spend during this period of disruption. Significant or prolonged decrease in consumer spending on entertainment or leisure activities could adversely affect the demand for product offerings, reducing cash flows and revenues, and thereby materially harming the business, financial condition and results of operations. However, assuming sports return this year, even without audiences, the Company does not expect a long-term impact on its financial condition and results of operations. Finally, the Company has business continuity programs in place to ensure that employees are safe and that the businesses continue to function while its employees work remotely.

1.    Description of Business

DraftKings Inc. (the “Company” or “DraftKings”) was incorporated in Delaware on December 31, 2011. The Company provides online and retail sports wagering offerings, online daily fantasy sports contests, and online casino games. The Company is headquartered in Boston, MA. The Company began accepting users in the United States and Canada in 2012. The Company began accepting users in the United Kingdom in 2016, and in Germany, Malta, Netherlands, Ireland, and Austria in 2017 and in Australia in 2018.

From 2015 through 2017, the daily fantasy sports industry was subject to government inquiries in the United States. State Attorneys General in Delaware, Georgia, Hawaii, Illinois, Maryland, Mississippi, Nevada, New York, Ohio, Rhode Island, Tennessee, Texas and West Virginia issued advisory opinions regarding the legality of daily fantasy sports in their respective states. As of February 20, 2020, the Company had reached agreements with the Attorneys General of Alabama, Hawaii and Idaho to suspend offering paid contests to individuals physically present at the time of contest entry in those states until such time a legislative solution is reached. A law authorizing fantasy sports was enacted by the Alabama legislature this year and DraftKings reentered the state to offer paid fantasy sports contests on June 18, 2019. The Company has suspended permitting participation in paid contests from Nevada and is currently seeking judicial clarifications with respect to offering paid contests to individuals in Texas, while continuing to permit participation from that state.

Due to the Company’s interpretation of existing laws in Arizona, Louisiana, Montana, and Washington, the Company has not historically permitted individuals in those states to participate in paid contests. In April 2019, the Iowa legislature passed a bill to legalize fantasy sports and, in May 2019, the bill was signed into law by the Governor of Iowa. DraftKings launched paid fantasy sports contests in Iowa on October 24, 2019.

Laws defining fantasy sports contests as games of skill and requiring certain consumer protections have been enacted in New York, Mississippi, Massachusetts, Virginia, Missouri, Indiana, Colorado, Kansas, Maryland, Arkansas, Tennessee, New Jersey, Delaware, New Hampshire, Vermont, Maine, Connecticut, Ohio, Alabama, Pennsylvania, Iowa, and Michigan. Of the remaining 20 states (and Washington, D.C.) that the Company operates in, two states (Kentucky and Nebraska) and one state the Company does not currently operate in (Arizona) have introduced legislation to authorize and regulate fantasy sports. Two states currently enjoy positive legal opinions from the states Attorneys General (West Virginia and Rhode Island).

In May 2018, the Supreme Court (the “Court”) struck down on constitutional grounds the Professional and Amateur Sports Protection Act of 1992 (“PASPA”), a law that prohibited most states from authorizing and regulating sports betting. Since the Court’s decision, states have moved quickly to legalize and regulate sports betting. U.S. jurisdictions with statutes legalizing statewide online sports betting as of December 31, 2019 are Nevada, New Jersey, West Virginia, Delaware, Pennsylvania, Indiana, Iowa, Tennessee, New Hampshire, Washington, D.C, and Rhode Island. States with current or in process statutes for online gaming are Colorado, Illinois, Indiana, Iowa, Nevada, New Hampshire, New Jersey, Oregon, Pennsylvania, Rhode Island, Tennessee, Washington, D.C. and West Virginia. Colorado enacted a law that became effective after approval by voters in a referendum in November 2019. States authorizing and regulating sports betting at specific retail locations are Nevada, New York, North Carolina, Illinois, Iowa, Indiana, New Hampshire, Washington, D.C., New Jersey, West Virginia, Mississippi, Rhode Island, Delaware, Pennsylvania, Arkansas and Colorado. Some states have passed laws authorizing sports wagering on the Internet or in retail locations, but no operators are offering live betting yet. The Company currently operates Internet sports betting in Indiana, Iowa, New Hampshire, New Jersey Pennsylvania, and West Virginia. The Company has retail sportsbooks in Mississippi, New York, New Jersey and at three locations in Iowa. The Company also has multi-state agreements in place to expand operations upon the passing of the appropriate laws and regulations and the receipt of the appropriate license.

The Company launched an online casino product in New Jersey in December 2018.

Recently, the outbreak of the novel coronavirus (“COVID‑19”) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The COVID‑19 pandemic and government responses are creating disruption in global supply chains and adversely impacting many industries. The outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate material adverse impact of COVID‑19. Nevertheless, COVID‑19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial information.